Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021

		Fair
Common Stock - 65.8%	Shares	Value
Large Cap Diversified C Corps - 32.9%
Canada - 14.9%
Enbridge, Inc.(1)	113,830	$3,848,592
Pembina Pipeline Corporation(1)	116,690	2,962,759
TC Energy Corporation(1)	73,450	3,079,758
United States - 18.0%
Kinder Morgan, Inc.(1)	244,050	3,587,535
ONEOK, Inc.(1)	80,920	3,583,947
Williams Companies, Inc.(1)	210,000	4,796,400
		21,858,991
Natural Gas Gatherers & Processors - 8.6%
United States - 8.6%
Targa Resources Corporation(1)	185,000	5,722,050

Natural Gas Transportation & Storage - 3.8%
United States - 3.8%
Equitrans Midstream Corporation	350,520	2,534,260

Other Renewable Generation - 2.4%
Canada - 2.4%
Brookfield Renewable Corporation	35,000	1,616,300

Refiners - 4.5%
United States - 4.5%
Marathon Petroleum Corporation	54,550	2,979,521

Solar - 4.6%
United Kingdom - 4.6%
Atlantica Sustainable Infrastructure plc	85,400	3,087,210

Utilities - 4.6%
Canada - 0.9%
Algonquin Power & Utilities Corporation	38,000	587,480
United States - 3.7%
Dominion Energy, Inc.(1)	23,260	1,589,123
NextEra Energy, Inc.	11,700	859,716
		3,036,319
Yield Co - 4.4%
United States - 4.4%
Clearway Energy Inc.(1)	106,230	2,917,076
Total Common Stocks (Cost $45,798,608)		$ 43,751,727

MLP Investments and Related Companies - 47.6%	Units
Crude Oil & Refined Products - 7.1%
United States - 7.1%
Magellan Midstream Partners, L.P.(1)	78,790	$ 3,283,179
Phillips 66 Partners, L.P.(1)	53,200	1,419,376
		4,702,555
Large Cap Diversified C Corps - 7.2%
United States - 7.2%
Plains GP Holdings, L.P.	556,250	4,794,875

Large Cap MLP - 18.1%
United States - 18.1%
Energy Transfer, L.P.(1)	550,000	4,202,000
Enterprise Products Partners, L.P.(1)	152,000	3,240,640
MPLX, L.P.	192,000	4,571,520
		12,014,160
Natural Gas Gatherers & Processors - 10.6%
United States - 10.6%
DCP Midstream, L.P.(1)	50,000	1,093,000
Hess Midstream, L.P.	139,000	2,914,830
Rattler Midstream, L.P.	279,617	3,075,787
		7,083,617
Yield Co - 4.6%
United States - 4.6%
NextEra Energy Partners, L.P.(1)	42,340	3,075,578
Total MLP Investments and Related Companies (Cost $34,620,041)		$ 31,670,785

Preferred Stock - 4.8%
Crude Oil & Refined Products - 0.4%
United States - 0.4%
NGL Energy Partners L.P.(1)	20,313	$227,201

Natural Gas Gatherers & Processors - 1.1%
United States - 1.1%
Crestwood Equity Partners L.P.	99,306	779,552

Utilities - 3.3%
United States - 3.3%
NextEra Energy Capital Holdings Inc.(1)	81,000	2,213,730
Total Preferred Stock (Cost $3,007,006)		$3,220,483

Short-Term Investments - Investment Companies - 0.9%	Shares
United States - 0.9%
First American Government Obligations Fund - Class X, 0.05% (2)	297,831	$297,831
First American Treasury Obligations Fund - Class X, 0.05% (2)	297,830	297,830
Total Short-Term Investments - Investment Companies (Cost $595,661)		$595,661

Total Investments - 119.1% (Cost $84,021,316)		$79,238,656
Liabiliities in Excess of Other Assets - (19.1)%		(12,698,308)
Net Assets Applicable to Common Stockholders - 100.0%		$66,540,348

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) Rate reported is the current yield as of February 28, 2021.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$43,751,727	$43,751,727	$-	$-
Master Limited Partnerships and Related Companies (a)	31,670,785	31,670,785	-	-
Preferred Stock (a)	3,220,483	3,220,483	-
Total Equity Securities	78,642,995	78,642,995	-	-
Other Short Term Investments (a)	595,661	595,661	-	-
Total Other	595,661	595,661	-	-
Total Assets	$79,238,656	$79,238,656	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2021.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2021.